AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 19, 2015

REGISTRATION NO. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Telephone Number, Including Area Code)

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Investment Company Shares

It is proposed that this filing will become effective on July 19, 2015 pursuant to Rule 488.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

MANNING & NAPIER FUND, INC.

290 WOODCLIFF DRIVE

FAIRPORT, NY 14450

July [    ], 2015

Dear Shareholder:

Enclosed is some important information concerning your investment in the Target 2010 Series, a series of Manning & Napier Fund, Inc. (the “Fund”).

As contemplated in the Target 2010 Series Prospectus, because the Target 2010 Series is five years beyond its target date and its asset allocation, therefore, matches the asset allocation of the Target Income Series, a separate series of the Fund, the Fund’s Board of Directors (the “Board”) has determined that it is in the best interests of the Target 2010 Series and its shareholders to reorganize the Target 2010 Series into the Target Income Series, and that the reorganization would not dilute the interests of the Target 2010 Series shareholders. Accordingly, the Board has approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Target 2010 Series into the Target Income Series.

The enclosed combined information statement and prospectus contains information about the reorganization of the Target 2010 Series into the Target Income Series. As a result of the reorganization, you will receive a number of full and fractional shares of the corresponding class of Target Income Series equal in value to the value of your Target 2010 Series shares, as of the closing date of the reorganization, and you will become a shareholder of the Target Income Series.

The investment objective, strategies and risks of the Target 2010 Series are currently effectively the same as those of the Target Income Series, and both series are managed by the same investment advisor, Manning & Napier Advisors, LLC, and portfolio management team. Additionally, the Target 2010 Series and the Target Income Series have the same types of fees and expenses and substantially the same annual fund operating expense ratios. The reorganization, however, will increase the size of the Target Income Series and may create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.

The reorganization will not require any shareholder action. In accordance with the Fund’s Articles of Incorporation and applicable Maryland state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), the reorganization may be effected without the approval of shareholders of either the Target 2010 Series or the Target Income Series. Prior to the reorganization, you may purchase, redeem and exchange shares of the Target 2010 Series as usual in accordance with the procedures described in the enclosed prospectus for the series. At the close of business on or about September 18, 2015, the Target 2010 Series will transfer all of its assets and liabilities to the Target Income Series, and your shares in the Target 2010 Series will be automatically exchanged for shares of the Target Income Series. This is not expected to be a taxable transaction for federal income tax purposes, and you are not expected to recognize gain or loss upon the exchange of your shares in connection with this transaction. The cost basis of your shares in the Target Income Series exchanged for your shares in the Target 2010 Series will be the same as the basis of your shares in the Target 2010 Series.

If you have any questions or need additional information, please call the Fund’s Investor Services Department at 1-800-466-3863.

Sincerely,

[signature]

B. Reuben Auspitz

President and Director

MANNING & NAPIER FUND, INC.

290 WOODCLIFF DRIVE

FAIRPORT, NY 14450

INFORMATION STATEMENT/PROSPECTUS

July [    ], 2015

Acquisition of the assets and liabilities of:	By and in exchange for shares of:
Target 2010 Series, a series of Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, NY 14450 1-800-466-3863	Target Income Series, a series of Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, NY 14450 1-800-466-3863

This combined information statement and prospectus (the “Information Statement/Prospectus”) is being furnished to you because you are a shareholder of the Target 2010 Series, a series of Manning & Napier Fund, Inc. (the “Fund”). As provided in an Agreement and Plan of Reorganization (the “Agreement”), the Target 2010 Series will be reorganized into another series of the Fund, the Target Income Series. In exchange for your shares of the Target 2010 Series, you will receive a number of full and fractional shares of the corresponding class in the Target Income Series equal in value to the value of your Target 2010 Series shares, as of the closing date of the reorganization.

The Board of Directors of the Fund (the “Board”) has determined that the reorganization is in the best interests of the Target 2010 Series and its shareholders, and that the interests of the Target 2010 Series’ shareholders will not be diluted as a result of the reorganization. For federal income tax purposes, the reorganization is not expected to result in income, gain or loss being recognized by the Target 2010 Series or its shareholders.

The Target 2010 Series and the Target Income Series (together, the “Series”) are each a series of the Fund, a Maryland corporation registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Fund currently consists of 41 separate series, including the Target 2010 Series and the Target Income Series. Manning and Napier Advisors, LLC (the “Advisor”) serves as the investment advisor to both the Target 2010 Series and the Target Income Series, and the Series have the same directors and officers and the same distributor, auditor, and other service providers.

The investment objective of the Target Income Series is to provide current income and, as a secondary objective, capital appreciation consistent with its asset allocation strategy. The investment objective of the Target 2010 Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The investment objective of the Target 2010 Series is flexible and is designed to accommodate its asset allocation strategy, which becomes more conservative over time. Currently, the Target 2010 Series’ asset allocation matches the asset allocation of the Target Income Series. As a result, the investment objective of the Target 2010 Series is currently effectively the same as the investment objective of the Target Income Series. Each Series seeks to achieve its investment objective by investing in the Pro-Blend® Conservative Term Series, a separate series of the Fund, which invests primarily in fixed income securities. See “Synopsis—Comparison of the Investment Objectives and Principal Investment Strategies of the Series” as well as “Additional Information about the Target 2010 Series and the Target Income Series—Investment Objectives and Principal Investment Strategies “ for a more complete discussion of the Series’ investment strategies.

This Information Statement/Prospectus sets forth concisely the information about the Target Income Series you should know before the reorganization and should be retained for future reference. It is both an information statement for the Target 2010 Series and a prospectus for the Target Income Series. This Information Statement/Prospectus is being mailed to shareholders on or about [date].

A Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus is incorporated herein by reference. Additional information with respect to the Series is contained in (a) the Series’ prospectus dated March 1, 2015, as supplemented from time to time (the “Series’ Prospectus”) which is incorporated herein by reference and accompanies this Information Statement/Prospectus, (b) the Series’ Statement

of Additional Information dated March 1. 2015, as supplemented from time to time (the “Series’ SAI”) and (c) the Series’ Annual Report for the fiscal year ended October 31, 2014 (the “Series’ Annual Report”) and the Series’ Semi-Annual Report for the fiscal period ended April 30, 2015 (the “Series’ Semi-Annual Report”).

Each Series is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith files reports and other information with the SEC. Free copies of any of the documents described above may be obtained without charge by calling 1-800-466-3863 or by sending a written request to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450. In addition, the documents can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can get copies of these materials for a fee by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by e-mail to publicinfo@sec.gov. You can get the same reports and information free from the EDGAR Database on the SEC’s Internet website (www.sec.gov). The Series’ Prospectus, SAI and Annual and Semi-Annual reports are also available at www.manning-napier.com.

No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. THE FUND IS NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUND WITH RESPECT TO THE MATTERS DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES SUBJECT TO THIS INFORMATION STATEMENT/PROSPECTUS OR DETERMINED WHETHER THE INFORMATION IN THIS INFORMATION STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SYNOPSIS

The Reorganization and the Agreement and Plan of Reorganization

As contemplated in the Series’ Prospectus, because the Target 2010 Series is five years beyond its target date and its asset allocation, therefore, matches the asset allocation of the Target Income Series, the Board has determined that it is in the best interests of the Target 2010 Series and its shareholders to reorganize the Target 2010 Series into the Target Income Series, and that the reorganization would not dilute the interests of the Target 2010 Series shareholders. Accordingly, the Board has approved the Agreement, which provides for the reorganization of the Target 2010 Series into the Target Income Series.

Under the Agreement, at the close of business on or about September 18, 2015, the Target 2010 Series will transfer all of its assets to the Target Income Series in exchange for shares of the Target Income Series and the Target Income Series will assume all of the liabilities of the Target 2010 Series. You will receive a number of full and fractional shares of the corresponding class in the Target Income Series equal in value to the value of your Target 2010 Series shares, as of the closing date of the reorganization. Following the closing of the reorganization, the Target 2010 Series will be liquidated and its registration under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.

The implementation of the reorganization is subject to a number of conditions set forth in the Agreement. Among the more significant conditions is the receipt by the Series of an opinion of counsel to the effect that the reorganization will not result in income, gain or loss being recognized by the Series or their shareholders for federal income tax purposes.

The Target 2010 Series will bear the costs and pay the expenses related to the preparation and assembly of this Information Statement/Prospectus and all mailing and other expenses associated with the reorganization, subject to its expense limitation agreement with the Advisor. These expenses are expected to be approximately $[69,000]. If the reorganization is not completed, the Advisor will pay all such costs and expenses.

For more information about the reorganization, see “The Reorganization” below.

Comparison of the Investment Objectives and Principal Investment Strategies of the Series

The investment objective of the Target Income Series is to provide current income and, as a secondary objective, capital appreciation consistent with its asset allocation strategy. The investment objective of the Target 2010 Series is to provide long-term capital growth and to moderate volatility consistent with its current asset allocation. The investment objective of the Target 2010 Series is flexible and is designed to accommodate its asset allocation strategy, which becomes more conservative over time. Currently, the Target 2010 Series’ asset allocation matches the asset allocation of the Target Income Series. As a result, the investment objective of the Target 2010 Series is currently effectively the same as the investment objective of the Target Income Series. The Board may change each Series’ investment objective without obtaining the approval of the Series’ shareholders.

Each Series seeks to achieve its investment objective by investing in the Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more) and to a limited extent in lower-rated bonds (junk bonds).

The Pro-Blend® Conservative Term Series’ stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. With respect to the portion of the Pro-Blend® Conservative Term Series’ portfolio that is invested in dividend-paying common stocks, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Pro-Blend® Conservative Term Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs). There are no prescribed limits on the sector allocations of the Pro-Blend® Conservative Term Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Pro-Blend® Conservative Term Series may also invest in derivative instruments. It may write (sell) options on securities and allocate a portion of its assets to a quantitative managed futures strategy, pursuant to which it may buy and sell various fixed income, equity, currency and commodity futures contracts.

For further information about the Series’ investment objectives and strategies, see “Additional Information about the Target 2010 Series and the Target Income Series—Investment Objectives and Principal Investment Strategies.”

Fees and Expenses

The Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an annual management fee from the Pro-Blend® Conservative Term Series, or other series of the Fund in which the Series invest. With respect to each Series, the Advisor has contractually agreed to limit each class’s total direct annual fund operating expenses to 0.05%, exclusive of distribution and service (12b-1) fees. Because the agreement is limited to direct operating expenses, it does not apply to acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the Series through their investments in underlying funds. The contractual limitations will remain in effect until at least February 28, 2020 and may be extended.

The following table sets forth: (i) the fees and expenses of the Target 2010 Series as of April 30, 2015; (ii) the fees and expenses of the Target Income Series as of April 30, 2015; and (iii) the estimated fees and expenses of the Target Income Series on a pro forma basis after giving effect to the reorganization, based on pro forma combined assets as of April 30, 2015.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses (AFFE)	Total Annual Fund Operating Expenses	Less Fee Waivers and/or Expense Reimbursement	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,2]
Target 2010 Series
Class I	None	None	0.23%	0.66%	0.89%	(0.18)%	0.71%
Class K	None	0.25%	0.23%	0.66%	1.14%	(0.18)%	0.96%
Class R	None	0.50%	0.23%	0.66%	1.39%	(0.18)%	1.21%
Target Income Series
Class I	None	None	0.16%	0.66%	0.82%	(0.11)%	0.71%
Class K	None	0.25%	0.16%	0.66%	1.07%	(0.11)%	0.96%
Class R	None	0.50%	0.16%	0.66%	1.32%	(0.11)%	1.21%
Target Income Series (Pro forma combined)
Class I	None	None	0.15%	0.66%	0.81%	(0.10)%	0.71%
Class K	None	0.25%	0.15%	0.66%	1.06%	(0.10)%	0.96%
Class R	None	0.50%	0.15%	0.66%	1.31%	(0.10)%	1.21%

1The total operating expenses in this fee table may differ from the expense ratios in the financial highlights in the Series’ Prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees or expenses incurred indirectly by the Series through its investments in the underlying fund(s).

2 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of distribution and service (12b-1) fees, do not exceed 0.05% of such Class’s average daily net assets. This contractual waiver will continue until at least February 28, 2020 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series’ Board of Directors. The Advisor’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying fund(s).

Example

The Example below is intended to help you compare the cost of investing in the Target 2010 Series and the Target Income Series, and also allows you to compare these costs with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Target 2010 Series
Class I	$73	$227	$395	$1,003
Class K	$98	$306	$531	$1,296
Class R	$123	$384	$665	$1,581
Target Income Series
Class I	$73	$227	$395	$956
Class K	$98	$306	$531	$1,250
Class R	$123	$384	$665	$1,536
Target Income Series (Pro forma combined)
Class I	$73	$227	$395	$950
Class K	$98	$306	$531	$1,244
Class R	$123	$384	$665	$1,530

Although the pro forma projections presented above represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Target Income Series’ assets, many of which are beyond the control of the Target Income Series and the Advisor.

Purchase, Redemption and Exchange Procedures; Dividends and Distributions

The procedures for purchasing, redeeming and exchanging shares of the Target Income Series are the same as the transaction procedures applicable to the Target 2010 Series. You may continue to purchase, redeem and exchange shares of the Target 2010 Series prior to the reorganization. The Series also have the same dividend policy.

PRINCIPAL RISK FACTORS

Because the asset allocation of the Target 2010 Series is currently the same as the asset allocation of the Target Income Series, the Series are subject to the same principal risks.

Each Series is subject to asset allocation risk, which is the risk that its current selection of the Pro-Blend® Conservative Term Series (the “underlying fund”) as its sole underlying investment and the allocation of the underlying fund’s assets among the various asset classes and market segments will cause the Series to underperform other mutual funds with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment. Further, there is no guarantee that the Series will be able to provide adequate income at and through your retirement or other investment goal.

Each Series may invest a portion of its assets directly in equity and fixed income securities and cash equivalents, including money market securities. The Series’ direct investments in these securities is subject to the same or similar risks as those described for the underlying fund’s investment in the same security.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (“NAV”).

Through its investment in the underlying fund, each Series will be subject to the risks associated with the underlying fund’s investments, which include the following:

Investment risk — Each Series may experience losses with respect to its investment in the underlying fund. Further, there is no guarantee that the underlying fund will be able to achieve its objective.

Management risk — The underlying fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment advisor will make poor security selections. When making investment decisions for the underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Because a portion of the underlying fund’s portfolio is selected using a disciplined screening process, each Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the disciplined screening process may prove to be incorrect.

Fixed income risk — The prices of the underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Due to recent events in the fixed income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, the underlying fund may be subject to heightened interest rate risk as a result of a rise or increased volatility in interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity or further increase volatility in the fixed income market. In response to these events, the underlying fund’s value may fluctuate and/or the underlying fund may experience increased redemptions from shareholders, which may impact the underlying fund’s liquidity or force the underlying fund to sell securities into a declining or illiquid market.

Interest rate risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Credit risk — Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for junk bonds and other lower quality bonds, which are speculative in nature.

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — The underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Real estate securities risk — The underlying fund’s holdings in securities of issuers in the real estate industry, including its investments in REITs and REOCs, may subject it to additional risks, even though the underlying fund does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree.

Options and futures risk — The underlying fund is subject to the following risks due to its ability to invest in options and futures:

•	Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
•	The underlying fund may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the underlying fund’s investments in such contracts may not be as liquid as the underlying fund’s other investments.

Because the futures portion of the underlying fund’s portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of trends and historical information, the underlying fund is subject to the additional risk that the effectiveness of the quantitative investment approach may be limited due to factors such as changing market dynamics or the Advisor’s judgments regarding the investment criteria underlying the approach proving to be incorrect.

Commodities risk — The values of commodity futures contracts are based upon the price movements of physical commodities (such as energy, minerals, or agricultural products), which may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The Advisor’s judgments about trends in the prices of commodities may prove to be incorrect, which could cause the underlying fund to sustain losses.

Sector focus risk — Because the underlying fund’s investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the underlying fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — A particular investment may be difficult to purchase or sell. The underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the underlying fund’s shares. Redemptions by these institutions or individuals in the underlying fund may impact the underlying fund’s liquidity and NAV.

THE REORGANIZATION

Material Features of the Agreement

The Agreement sets forth the terms and conditions of the reorganization. Material provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a form of which is attached to this Information Statement/Prospectus as Exhibit A.

At the consummation of the reorganization, which is expected to occur at the close of business on or about September 18, 2015 (the “Effective Time”), all of the assets and liabilities of the Target 2010 Series will be transferred to the Target Income Series in exchange for shares of the Target Income Series, such that at and after the Effective Time, the assets and liabilities of the Target 2010 Series will become the assets and liabilities of the Target Income Series. The transfer of assets by the Target 2010 Series will occur at their then-current market value, and shares of the Target Income Series to be issued to the Target 2010 Series shall be valued at their then-current net asset value, as determined in accordance with the Fund’s valuation procedures. Shares of the Target Income Series will be distributed to shareholders of the Target 2010 Series in exchange for their shares of the Target 2010 Series. After completion of the reorganization, each shareholder of the Target 2010 Series will own a number of full and fractional shares of the corresponding class in the Target Income Series equal in value to the value of such shareholder’s shares of the Target 2010 Series, as of the closing date of the reorganization. Following the completion of the reorganization, the Target 2010 Series will be liquidated and its registration under the 1940 Act will be terminated.

The Agreement provides that the Board will declare a dividend or dividends with respect to the Target 2010 Series prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Target 2010 Series all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Target 2010 Series will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The reorganization is subject to a number of conditions as set forth in the Agreement, a form of which is attached hereto as Exhibit A. Except as set forth below, the Fund, by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Target 2010 Series or the Target Income Series under the Agreement if, in its or such officer’s judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target 2010 Series or the shareholders of the Target Income Series. Certain conditions under the Agreement cannot be waived by the Fund, including the condition that the Series receive a favorable tax opinion from Morgan, Lewis & Bockius LLP. The Board may abandon the Agreement and the reorganization at any time for any reason prior to the Effective Time. The Agreement provides further that at any time prior to the reorganization the Series may amend any of the provisions of the Agreement; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Target Income Series shares to be issued to the Target 2010 Series shareholders under the Agreement to the detriment of such Target 2010 Series shareholders.

The Target 2010 Series will bear the expenses incurred in connection with the reorganization, subject to its expense limitation agreement with the Advisor. These expenses are estimated to be $[69,000]. If the reorganization is not completed, the Advisor will pay all such costs and expenses.

Description of Reorganization Shares

Class I, Class K and Class R shares of the Target Income Series will be issued to Target 2010 Series shareholders in accordance with the Agreement. Each class of shares has the same characteristics as shares of the corresponding class of the Target 2010 Series, and there are no material differences between the rights of the Target Income Series shareholders and the rights of the Target 2010 Series shareholders. For additional information about the Target Income Series shares, see “Additional Information about the Target 2010 Series and the Target Income Series—Shareholder Information.”

Reasons for the Reorganization

At a meeting held on November 18, 2014, the Board, including a majority of the Directors who are not “interested persons” of the Fund as that term is defined in the 1940 Act, approved the Agreement. In approving the Agreement, the Board determined that the reorganization is in the best interests of the Series and that the interests of shareholders of the Series will not be diluted as a result of the reorganization. In making this determination, the Board considered a number of factors, including:

•	the Target 2010 Series was designed to be combined with the Target Income Series five years after the Target 2010 Series’ target date, and the Board’s expectation of approving the reorganization at such time was disclosed to shareholders since the inception of the Target 2010 Series;

•	the Series currently have the same asset allocations, and effectively the same investment objective, strategies, and risks;

•	there will be no change in the investment advisor or in the portfolio managers of the Series, and the Advisor does not anticipate that the reorganization will result in any decline in the level of investment advisory services from that historically provided to the Series;

•	no advisory fee is charged to the Series and no increase in administration or other fees, as a percentage of average daily net assets, will occur as a result of the reorganization, and there will not be any change in the contractual terms of the Series’ investment advisory agreement or other service agreements as a result of the reorganization;

•	the Series have the same types of fees and expenses and substantially the same annual fund operating expense ratios, and the Advisor has contractually agreed to limit each class’s total direct annual fund operating expenses to 0.05%, exclusive of distribution and service (12b-1) fees, until at least February 28, 2020;

•	for federal income tax purposes, the reorganization is not expected to result in income, gain, or loss being recognized by the Series or their shareholders (as further discussed below);

•	the shareholder services and privileges available to the Series are the same on a class-level basis; and

•	the possibility that greater aggregate assets upon consummation of the reorganization would allow the Target Income Series to take advantage of the possible benefits of a larger asset base, including future economies of scale and spreading costs across a larger asset base to the potential benefit of shareholders.

Federal Income Tax Consequences

Each Series intends to qualify as of the Effective Time as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, each Series has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the reorganization is subject to the condition that the Fund receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumptions and customary representations, to the effect that for federal income tax purposes:

(1) The transfer of all of the assets and liabilities of the Target 2010 Series to the Target Income Series in exchange for shares of the Target Income Series and the distribution to shareholders of the Target 2010 Series of shares of the Target Income Series, as described in the Agreement, will constitute a tax-free “reorganization” within the meaning of Section 368(a) of the Code, and the Target 2010 Series and the Target Income Series each will be considered “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by the Target 2010 Series upon the transfer of all of its assets to the Target Income Series in exchange solely for the issuance of shares of the Target Income Series and the assumption by the Target Income Series of all of the Target 2010 Series’ liabilities, if any, or upon the distribution by the Target 2010 Series to its shareholders of shares of the Target Income Series received as a result of the reorganization;

(3) No gain or loss will be recognized by the Target Income Series upon the receipt by it of all of the assets of the Target 2010 Series solely in exchange for the issuance of shares of the Target Income Series and the assumption by the Target Income Series of all of the Target 2010 Series’ liabilities, if any;

(4) The tax basis of the assets received by the Target Income Series pursuant to the reorganization will be the same as the tax basis of the assets in the hands of the Target 2010 Series immediately before the reorganization, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target 2010 Series upon the reorganization;

(5) The holding period for the Target Income Series with respect to the assets of the Target 2010 Series received in the reorganization will include the period for which such assets were held by the Target 2010 Series;

(6) No gain or loss will be recognized by the shareholders of the Target 2010 Series upon the exchange of their shares of the Target 2010 Series for shares of the Target Income Series (including fractional shares to which they may be entitled);

(7) The aggregate tax basis of the Target Income Series shares received by each shareholder of the Target 2010 Series (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shareholder’s Target 2010 Series shares immediately prior to the reorganization;

(8) The holding period for the shares of the Target Income Series received by the Target 2010 Series’ shareholders (including fractional shares to which they may be entitled) will include the holding period of the Target 2010 Series shares surrendered in exchange therefor, provided that the shareholder held such shares of the Target 2010 Series as capital assets as of the closing date of the reorganization; and

(9) The Target Income Series will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Target 2010 Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the reorganization on the Target 2010 Series or the Target Income Series with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Target 2010 Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the reorganization on any Target 2010 Series shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

The Series have not sought a tax ruling on the federal tax consequences of the reorganization from the IRS. The opinion to be received from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

Capitalization

The following table sets forth the capitalization of each Series as of April 30, 2015, and the pro forma combined capitalization of the Series as if the reorganization had occurred on that date.

	Target 2010 Series	Target Income Series	Pro Forma Adjustments	Pro Forma Combined Target Income Series
Net Assets
Class I	$16,802,828	$13,907,543		$30,710,371
Class K	$23,275,675	$48,453,939		$71,729,614
Class R	$917,980	$2,113,395		$3,031,375
Shares Outstanding
Class I	1,746,745	1,384,787	(73,071)[1]	3,058,461
Class K	2,431,699	4,842,232	(106,888)[1]	7,167,043
Class R	96,736	213,898	(3,819)[1]	306,815
Net Asset Value Per Share
Class I	$9.62	$10.04		$10.04
Class K	$9.57	$10.01		$10.01
Class R	$9.49	$9.88		$9.88

[1]	Reflects the capitalization adjustments to the Shares Outstanding of each class.

It is impossible to predict how many shares of the Target Income Series will actually be received and distributed by the Target 2010 Series on the closing date of the reorganization. The table should not be relied upon to determine the amount of the Target Income Series’ shares that will actually be received and distributed.

ADDITIONAL INFORMATION ABOUT THE TARGET 2010 SERIES AND THE TARGET INCOME SERIES

Investment objectives and principal investment strategies

TARGET 2010 SERIES

Investment Goal

To provide long-term capital growth and to moderate volatility consistent with its current asset allocation.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to a target asset allocation strategy. These underlying funds will pursue asset allocation strategies, and will invest in a combination of stocks, bonds, derivatives, and cash. The Series’ target date is the approximate year when the Series assumes investors will stop making new investments in the Series and start making gradual withdrawals. Accordingly, the Series’ investment approach is expected to become more conservative over time. Within five years after the target date, the Series’ asset allocation is expected to closely match that of the Target Income Series.

The Series is currently 100% invested in the Pro-Blend® Conservative Term Series. As of June 30, 2015, the Pro-Blend® Conservative Term Series was invested in [    ]% stocks, [    ]% bonds, [    ]% derivatives, and [    ]% cash.

The Pro-Blend® Conservative Term Series invests primarily in investment grade short- to intermediate-term fixed income securities, but it may also invest in lower-rated bonds and in longer-term securities (such as bonds with maturities of 10 years or more). The Pro-Blend® Conservative Term Series may invest in U.S. Treasury securities, mortgage-backed securities, and corporate bonds. The Pro-Blend® Conservative Term Series’ stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. With respect to the portion of the Pro-Blend® Conservative Term Series’ portfolio that is invested in dividend-paying common stocks, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Pro-Blend® Conservative Term Series may also invest in securities of issuers in the real estate industry, including real estate investment

TARGET INCOME SERIES

Investment Goal

To provide current income and, as a secondary objective, capital appreciation consistent with its asset allocation strategy.

Principal Investment Strategies

The Series seeks to achieve its investment objective by investing in the Manning & Napier Pro-Blend® Conservative Term Series. The Pro-Blend® Conservative Term Series invests primarily in fixed income securities, including U.S. Treasury securities, pass-through securities, and corporate bonds. The Pro-Blend® Conservative Term Series typically focuses on investment grade fixed income securities with short- to intermediate-term maturities of 3 to 5 years but may also invest in longer term securities (such as bonds with maturities of 10 years or more) and to a limited extent in lower-rated bonds (junk bonds).

The Pro-Blend® Conservative Term Series’ stock holdings may include dividend-paying common stocks as well as other U.S. and foreign stocks, including those in emerging markets, and American Depository Receipts. With respect to the portion of the Pro-Blend® Conservative Term Series’ portfolio that is invested in dividend-paying common stocks, the Advisor seeks to identify stocks of companies trading primarily on U.S. stock exchanges in an effort to provide competitive returns consistent with the broad equity market while also providing a level of capital protection during market downturns. The Pro-Blend® Conservative Term Series may also invest in securities of issuers in the real estate industry, including real estate investment trusts (REITs) and real estate operating companies (REOCs). There are no prescribed limits on the sector allocations of the Pro-Blend® Conservative Term Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

The Pro-Blend® Conservative Term Series may also invest in derivative instruments. It may write (sell) options on securities and allocate a portion of its assets to a quantitative managed futures strategy, pursuant to which it may buy and sell various fixed income, equity, currency and commodity futures contracts.

The Series is currently 100% invested in the Pro-Blend® trusts (REITs) and real estate operating companies (REOCs). There are no prescribed limits on the sector allocations of the Pro-Blend® Conservative Term Series’ investments and, from time to time, it may focus its investments in one or more sectors.

The Pro-Blend® Conservative Term Series may also invest in derivative instruments. It may write (sell) options on securities and allocate a portion of its assets to a quantitative managed futures strategy, pursuant to which it may buy and sell various fixed income, equity, currency and commodity futures contracts.

In general, the portion of the Series invested in stocks was designed to decrease and the portion invested in bonds and cash investments was designed to increase as the Series approached its target date in accordance with a predetermined “glide range,” and the Series’ stock allocation range continued to be reduced for five years beyond the Series’ target date.

Because the Series has reached its “landing point,” the Series’ investment in the Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series’ assets in the Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets or its asset allocation strategies.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series was designed to provide investors with investment management, asset allocation and ongoing reallocation over time.

Conservative Term Series. As of June 30, 2015, the Pro-Blend® Conservative Term Series was invested in [    ]% stocks, [    ]% bonds, [    ]% derivatives, and [    ]% cash.

The Series’ investment in the Pro-Blend® Conservative Term Series is expected to remain fixed over time. However, the Advisor may invest a limited portion of the Series’ assets in the Pro-Blend® Moderate Term Series if circumstances warrant a change. These circumstances may include factors affecting the overall economy or financial markets or factors that specifically relate to the Pro-Blend® Conservative Term Series, its assets, or its asset allocation strategies.

The Series may invest to a limited extent directly in equity and fixed income securities and cash equivalents, including money market securities.

The Series is designed to provide investors with investment management and asset allocation.

Investment Policies

With the exception of the Series’ investment objectives, the Series have the same fundamental and non-fundamental investment policies.

Summary of Past Performance

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Class K shares of the Series for each calendar year since their inception. The total return tables show how the average annual total returns for the Series for different periods compare to those of broad-based securities indices and Composite Benchmarks. The Composite Benchmarks are provided because they better reflect the asset allocations of the Series over time as compared to the broad-based indices. Although the Series currently have the same asset allocation, the performance information shown below includes periods in which the asset allocations of the Series differed.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information for the Series is available at www.manning-napier.com.

Target 2010 Series

Quarterly Returns

Highest (quarter ended 9/30/2009): 9.96%

Lowest (quarter ended 9/30/2011): (7.84)%

Year to date performance (before taxes) as of 6/30/15: [    ]%

Average Annual Total Returns

For Periods ended December 31, 2014

	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	3.82%	6.85%	5.31%
Return After Taxes on Distributions	1.25%	5.10%	3.89%
Return After Taxes on Distributions and Sale of Series Shares	3.57%	5.26%	4.05%
Class I Shares – Return Before Taxes	4.06%	7.11%	5.57%
Class R Shares – Return Before Taxes	3.58%	6.58%	5.05%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date 2010 Index	5.33%	7.55%	5.30%
2010 Composite Benchmark[2]	5.76%	7.31%	5.60%

[1]	Performance numbers for the Series and the S&P Target Date 2010 Index are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the 2010 Composite Benchmark are calculated from March 31, 2008.

[2]	The 2010 Composite Benchmark is a custom benchmark developed by the Advisor that seeks to represent the performance of each of the Target 2010 Series’ asset classes based on the midpoints of their respective weightings in the Series’ asset allocation glide range over time. At December 31, 2014, the components of the 2010 Composite Benchmark were as follows: Russell 3000® Index (24%), MSCI ACWI ex USA Index (8%), Barclays U.S. Aggregate Bond Index (14%) and Barclays U.S. Intermediate Aggregate Bond Index (54%).

Target Income Series

Quarterly Returns

Highest (quarter ended 9/30/2009): 6.04%

Lowest (quarter ended 9/30/2011): (3.67)%

Year to date performance (before taxes) as of 6/30/15: [    ]%

Average Annual Total Returns

For Periods ended December 31, 2014

	1 Year	5 Years	Since Inception[1]
Class K Shares
Return Before Taxes	3.96%	6.33%	5.54%
Return After Taxes on Distributions	1.29%	4.57%	4.03%
Return After Taxes on Distributions and Sale of Series Shares	3.71%	4.72%	4.09%
Class I Shares – Return Before Taxes	4.11%	6.58%	5.79%
Class R Shares – Return Before Taxes	3.64%	6.05%	5.26%
Indices: (reflect no deduction for fees, expenses, or taxes)
S&P Target Date Retirement Income Index	5.13%	6.59%	4.77%
Income Composite Benchmark[2]	5.33%	6.41%	5.54%

[1]	Performance numbers for the Series and the S&P Target Date Retirement Income Index are calculated from March 28, 2008, the Series’ inception date. Performance numbers for the Income Composite Benchmark are calculated from March 31, 2008.

[2]	At December 31, 2014, the components of the Income Composite Benchmark were as follows: Russell 3000® Index (22%), MSCI ACWI ex USA Index (8%), and Barclays U.S. Intermediate Aggregate Bond Index (70%).

Index Provider Information

The S&P Target Date Index Series is a series of unmanaged indices that reflect the market consensus for asset allocations for different target date horizons. The asset class exposure for each Index is represented by exchange-traded funds (ETFs). The Index returns shown are the Gross Return series, which provide benchmarks free of underlying ETF expenses by adjusting the Total Return series (which assume the reinvestment of dividends) by an assumed weighted average ETF expense ratio.

S&P Dow Jones Indices LLC, a subsidiary of McGraw Hill Financial, Inc., is the publisher of various index based data products and services and has licensed certain of its products and services for use by the Advisor. All such content Copyright © 2015 by S&P Dow Jones Indices LLC and/or its affiliates. All rights reserved. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none of these parties shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Investment Advisor

The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450. The Advisor is registered as an investment advisor with the SEC. As of June 30, 2015, the Advisor managed $[        ] billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers.

Portfolio Managers

The Advisor’s Global Core Team is jointly and primarily responsible for making all of the Series’ investment decisions. The following investment professionals serve on the Series’ Global Core Team:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing

Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Member of the Series’ Portfolio Management Team since 2008.

Ebrahim Busheri, CFA®, Director of Investments

Joined the Advisor in 2011. Director of Investments since 2015. Member of the Series’ Portfolio Management Team since 2012. Previous positions held in last five years: Senior Analyst, 2011 – 2015; Managing Director, 2012 – 2015; Consultant, Heritage Capital, 2007 – 2011. Previously worked for Manning & Napier from 1988 to 2001 in multiple capacities including the co-Director of Research and the Managing Director of the Technology and Consumer Groups.

Jeffrey A. Herrmann, CFA®, Investment Strategist

Joined the Advisor in 1986. Investment Strategist since 2015. Previous positions held in last five years: Co-Director of Research, 2002 – 2015; Managing Director, 1992 – 2015; Co-Head of Global Equities, 2010 – 2015. Member of the Series’ Portfolio Management Team since 2008.

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior

Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director since 1992. Head of Global Investment Strategy since 2010. Co-Head of Global Equities since 2015. Member of the Series’ Portfolio Management Team since 2008.

The Series’ SAI contains additional information about the Series’ management team, including the structure of their compensation, their role in managing other accounts, and their ownership of securities in the Series.

Shareholder Information

Shareholder information, such as (i) pricing of Series shares, (ii) purchase, redemption and exchange of Series shares, (iii) frequent purchases and redemption of Series shares, (iv) dividends and distributions, and (v) tax consequences of buying, selling and exchanging Series shares, is the same for both Series. A summary of certain of this information is included below. More detailed shareholder information is contained in the Series’ Prospectus, which is incorporated herein by reference and accompanies this Information Statement/Prospectus.

You may purchase, redeem or exchange shares of the Series on any day that the New York Stock Exchange (NYSE) is open. The minimum initial investment for the Class K and R shares of the Series is $2,000. The Class K and R shares investment minimums are waived for certain qualified retirement plans and participants in an automatic investment program. The minimum initial investment for the Class I shares of the Series is $1,000,000. The Class I shares minimum is waived for certain qualified retirement plans. There is no minimum for subsequent investments.

The Series offer their shares at the net asset value (NAV) per share of the Series. Each Series calculates its NAV for each of its share classes once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. Transaction requests received in good order before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. If the exchange closes early, the Series will accelerate the calculation of their NAVs and transaction deadlines to that time.

In valuing underlying fund investments, the Series use the NAVs reported by the underlying funds. In valuing other portfolio securities, if any, the Series generally use market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, a Series will price those securities at fair value as determined in good faith using methods approved by the Board. The Series’ procedures for valuing their assets are the same.

Each Series generally pays dividends twice a year, in June and December, and makes capital gains distributions, if any, once a year, typically in December.

The Distributor

The Class I, Class K and Class R shares of the Series are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Class K and Class R shares of each Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 0.25% and 0.50% of the Class’s average daily net assets, respectively, in accordance with a distribution and shareholder services plan adopted by the Board pursuant to Rule 12b-1 under the 1940 Act. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class K and Class R shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K and Class R shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services. Because these fees are paid out of each Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class I shares of each Series are not subject to a distribution and/or shareholder services fee.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Series for the periods shown. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned, or lost, on an investment in the Series (assuming reinvestment of all dividends and distributions). The information for the six months ended April 30, 2015 has been derived from the Series’ unaudited financial statements, which are included in the Series’ Semi-Annual Report. The information for the fiscal years ended October 31, 2010 through October 31, 2014 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series’ financial statements, is included in the Series’ Annual Report.

TARGET INCOME SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84	$11.00	$10.86	$10.86	$11.02	$10.13

Income from investment operations:
Net investment income[1,2]	0.11	0.18	0.18	0.22	0.23	0.19
Net realized and unrealized gain on Underlying Series	0.01	0.37	0.63	0.48	0.06	0.92

Total from investment operations	0.12	0.55	0.81	0.70	0.29	1.11

Less distributions to shareholders:
From net investment income	(0.25)	(0.29)	(0.24)	(0.25)	(0.33)	(0.19)
From net realized gain on investments	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.95)	(0.71)	(0.67)	(0.70)	(0.45)	(0.22)

Net asset value - End of period	$10.01	$10.84	$11.00	$10.86	$10.86	$11.02

Net assets - End of period (000’s omitted)	$48,454	$52,442	$47,676	$45,926	$44,682	$46,886

Total return[3]	1.20%	5.35%	7.83%	6.98%	2.77%	11.22%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [4,5]	0.30% [6]	0.30% [6]	0.30% [7]	0.30% [8]	0.28% [9,10]
Net investment income[2]	2.13% [4]	1.63%	1.69%	2.07%	2.11%	1.83%
Series portfolio turnover[11]	12%	15%	14%	16%	14%	9%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11% [4,5]	0.12% [6]	0.16% [6]	0.20% [7]	0.22% [8]	0.25% [9]

TARGET INCOME SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.71	$10.89	$10.76	$10.77	$10.93	$10.08

Income from investment operations:
Net investment income[1,2]	0.12	0.15	0.07	0.09	0.16	0.09
Net realized and unrealized gain (loss) on Underlying Series	(0.02)	0.36	0.70	0.58	0.10	0.99

Total from investment operations	0.10	0.51	0.77	0.67	0.26	1.08

Less distributions to shareholders:
From net investment income	(0.23)	(0.27)	(0.21)	(0.23)	(0.30)	(0.20)
From net realized gain on investments	(0.70)	(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.93)	(0.69)	(0.64)	(0.68)	(0.42)	(0.23)

Net asset value - End of period	$9.88	$10.71	$10.89	$10.76	$10.77	$10.93

Net assets - End of period (000’s omitted)	$2,113	$13,406	$13,475	$3,853	$553	$347

Total return[3]	1.06%	5.00%	7.52%	6.77%	2.50%	10.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55% [4,5]	0.55% [6]	0.55% [6]	0.55% [7]	0.55% [8]	0.54% [9,10]
Net investment income[2]	2.30% [4]	1.40%	0.66%	0.84%	1.47%	0.81%
Series portfolio turnover[11]	12%	15%	14%	16%	14%	9%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11% [4,5]	0.12% [6]	0.14% [6]	0.20% [7]	0.22% [8]	0.37% [9]

1Calculated based on average shares outstanding during the period.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.66%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

TARGET INCOME SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/15		FOR THE YEARS ENDED
	(UNAUDITED)		10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.88		$11.04	$10.90	$10.89	$11.05	$10.17

Income from investment operations:
Net investment income[1,2]	0.12		0.21	0.19	0.24	0.07	0.19
Net realized and unrealized gain on Underlying Series	0.00	[3]	0.37	0.65	0.50	0.25	0.94

Total from investment operations	0.12		0.58	0.84	0.74	0.32	1.13

Less distributions to shareholders:
From net investment income	(0.26)		(0.32)	(0.27)	(0.28)	(0.36)	(0.22)
From net realized gain on investments	(0.70)		(0.42)	(0.43)	(0.45)	(0.12)	(0.03)

Total distributions to shareholders	(0.96)		(0.74)	(0.70)	(0.73)	(0.48)	(0.25)

Net asset value - End of period	$10.04		$10.88	$11.04	$10.90	$10.89	$11.05

Net assets - End of period (000’s omitted)	$13,908		$11,610	$11,271	$6,300	$4,068	$298

Total return[4]	1.25%		5.59%	8.09%	7.34%	3.00%	11.44%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[5,6]	0.05% [7]	0.05% [7]	0.05% [8]	0.05% [9]	0.05% [10]
Net investment income[2]	2.29%	[5]	1.92%	1.76%	2.30%	0.68%	1.85%
Series portfolio turnover[11]	12%		15%	14%	16%	14%	9%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.11%	[5,6]	0.12% [7]	0.16% [7]	0.20% [8]	0.23% [9]	0.33% [10]

1Calculated based on average shares outstanding during the period.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.66%.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.68%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.69%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.70%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

TARGET 2010 SERIES CLASS K	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.35	$10.45	$10.00	$10.56	$10.64	$9.58

Income from investment operations:
Net investment income[1,2]	0.10	0.15	0.14	0.18	0.20	0.12
Net realized and unrealized gain (loss) on Underlying Series	(0.01)	0.40	0.84	0.48	0.10	1.10

Total from investment operations	0.09	0.55	0.98	0.66	0.30	1.22

Less distributions to shareholders:
From net investment income	(0.23)	(0.26)	(0.20)	(0.25)	(0.18)	(0.14)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.87)	(0.65)	(0.53)	(1.22)	(0.38)	(0.16)

Net asset value - End of period	$9.57	$10.35	$10.45	$10.00	$10.56	$10.64

Net assets - End of period (000’s omitted)	$23,276	$31,262	$29,949	$27,086	$23,653	$27,904

Total return[3]	0.96%	5.56%	10.20%	7.39%	2.97%	12.85%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30% [4,5]	0.30% [6]	0.30% [6]	0.30% [7]	0.30% [8]	0.29% [9,10]
Net investment income[2]	2.07% [4]	1.45%	1.39%	1.85%	1.84%	1.20%
Series portfolio turnover[11]	36%	39%	32%	30%	48%	11%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18% [4,5]	0.20% [6]	0.21% [6]	0.27% [7]	0.30% [8]	0.42% [9]

TARGET 2010 SERIES CLASS R	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.23	$10.36	$9.92	$10.48	$10.57	$9.54

Income from investment operations:
Net investment income[1,2]	0.13	0.12	0.11	0.16	0.14	0.12
Net realized and unrealized gain (loss) on Underlying Series	(0.03)	0.37	0.83	0.48	0.13	1.07

Total from investment operations	0.10	0.49	0.94	0.64	0.27	1.19

Less distributions to shareholders:
From net investment income	(0.20)	(0.23)	(0.17)	(0.23)	(0.16)	(0.14)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.84)	(0.62)	(0.50)	(1.20)	(0.36)	(0.16)

Net asset value - End of period	$9.49	$10.23	$10.36	$9.92	$10.48	$10.57

Net assets - End of period (000’s omitted)	$918	$3,094	$5,246	$4,793	$4,885	$3,655

Total return[3]	1.13%	5.00%	9.84%	7.21%	2.67%	12.64%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.55% [4,5]	0.55% [6]	0.55% [6]	0.55% [7]	0.55% [8]	0.52% [9,10]
Net investment income[2]	2.68% [4]	1.18%	1.11%	1.65%	1.32%	1.16%
Series portfolio turnover[11]	36%	39%	32%	30%	48%	11%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18% [4,5]	0.20% [6]	0.21% [6]	0.27% [7]	0.31% [8]	0.41% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the years indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10During the year ended October 31, 2010, due to the timing of the renewal of the Series’ distribution plan under Rule 12b-1, the Series incurred approximately 11 months of distribution expense. The expense ratio would have been higher and the net investment income ratio and total return would have been lower had the Series incurred a full year of distribution expense.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

TARGET 2010 SERIES CLASS I	FOR THE SIX MONTHS ENDED 4/30/15	FOR THE YEARS ENDED
	(UNAUDITED)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.40	$10.50	$10.04	$10.60	$10.68	$9.62

Income from investment operations:
Net investment income[1,2]	0.11	0.18	0.16	0.21	0.08	0.14
Net realized and unrealized gain (loss) on Underlying Series	(0.01)	0.40	0.85	0.48	0.25	1.10

Total from investment operations	0.10	0.58	1.01	0.69	0.33	1.24

Less distributions to shareholders:
From net investment income	(0.24)	(0.29)	(0.22)	(0.28)	(0.21)	(0.16)
From net realized gain on investments	(0.64)	(0.39)	(0.33)	(0.97)	(0.20)	(0.02)

Total distributions to shareholders	(0.88)	(0.68)	(0.55)	(1.25)	(0.41)	(0.18)

Net asset value - End of period	$9.62	$10.40	$10.50	$10.04	$10.60	$10.68

Net assets - End of period (000’s omitted)	$16,803	$14,678	$15,305	$12,026	$9,966	$1,465

Total return[3]	1.10%	5.80%	10.53%	7.67%	3.20%	13.10%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [4,5]	0.05% [6]	0.05% [6]	0.05% [7]	0.05% [8]	0.05% [9]
Net investment income[2]	2.25% [4]	1.76%	1.57%	2.16%	0.81%	1.44%
Series portfolio turnover[10]	36%	39%	32%	30%	48%	11%
*The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to average net assets) would have been increased by the following amounts:
	0.18% [4,5]	0.20% [6]	0.21% [6]	0.27% [7]	0.32% [8]	0.43% [9]

1Calculated based on average shares outstanding during the periods.

2Net investment income is affected by the timing of distributions from the Underlying Series in which the Series invest. The ratios do not include net investment income of the Underlying Series in which the Series invests.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.67%.

6Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.67% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.81% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.68% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratios of the Underlying Series were 0.69% for Manning & Napier Pro-Blend® Conservative Term Series - Class I and 0.82% for Manning & Napier Pro-Blend® Moderate Term Series - Class I.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The expense ratio of the Underlying Series was 0.84%.

10Reflects activity of the Series and does not include the activity of the Underlying Series.

OWNERSHIP OF SHARES OF THE SERIES

As of June 30, 2015, the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of a class of the Target 2010 Series or the Target Income Series.

Target 2010 Series – Class I Shares

Name and Address	Percentage of Class

Target 2010 Series – Class K Shares

Name and Address	Percentage of Class

Target 2010 Series – Class R Shares

Name and Address	Percentage of Class

Target Income Series – Class I Shares

Name and Address	Percentage of Class

Target Income Series – Class K Shares

Name and Address	Percentage of Class

Target Income Series – Class R Shares

Name and Address	Percentage of Class

On the basis of the share holdings information presented above, the above persons will own the following percentage of the outstanding shares of each class of the Target Income Series upon consummation of the reorganization. These tables assume that the value of the shareholder’s interest in a class of the Series on the date of the consummation of the reorganization is the same as on June 30, 2015.

Target Income Series – Class I Shares

Name and Address	Percentage of Class

Target Income Series – Class K Shares

Name and Address	Percentage of Class

Target Income Series – Class R Shares

Name and Address	Percentage of Class

[As of June 30, 2015, the directors and officers of the Fund, as a group, owned less than 1% of each class of the Series and less than 1% of the Fund.]

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this     day of             , 2015, by and between the Manning & Napier Fund, Inc., a Maryland corporation, (the “Fund”), on behalf of the Target 2010 Series (the “Acquired Series”), and the Fund, on behalf of the Target Income Series (the “Surviving Series” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Acquired Series and Surviving Series, no other series of the Fund are parties to this Agreement. The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund and the Acquired Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Funds intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Directors of the Fund, including a majority of Directors that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Series solely in exchange for the assumption by the Surviving Series of all of the liabilities of the Acquired Series and shares of beneficial interest of the Surviving Series (“Surviving Series Shares”) followed by the distribution, at the Closing Date (as defined in Section 13 of this Agreement), of such Surviving Series Shares to the holders of shares of the Acquired Series (“Acquired Series Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Series. The parties hereto hereby covenant and agree as follows:

1. Plan of Reorganization. At the Closing Date, the Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares (both full and fractional) equivalent in value to the Acquired Series Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Series at the Closing Date shall be credited with full and fractional shares of the Surviving Series. The assets and liabilities of the Acquired Series shall be exclusively assigned to and assumed by the Surviving Series. All debts, liabilities, obligations and duties of the Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of the Acquired Series to be acquired by the Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b) The Surviving Series will, within a reasonable time prior to the Closing Date, furnish the Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions. The Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Series with a list of its portfolio securities and other investments. In the event that the Acquired Series holds any investments that the Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Series and the Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Acquired Series with respect to the opinion described below).

(c) The Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories. The cash to be transferred by the Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Series shall direct MNA, in its capacity as the Fund’s transfer agent (the “Transfer Agent”), on behalf of the Acquired Series, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares to be credited at the Closing Date to the Secretary of the Acquired Series, or provide evidence that the Surviving Series Shares have been credited to the Acquired Series’ account on the books of the Surviving Series. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3. Calculations.

(a) The number of full and fractional Surviving Series Shares to be issued in exchange for the Acquired Series’ assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Series by the ratio computed by dividing the net asset value per share of the Acquired Series for each class by the net asset value per share of the Surviving Series on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of shares of the Acquired Series at the Closing Date shall be credited with full and fractional Surviving Series Shares.

(b) The net asset value per share of the Surviving Series shall be the net asset value per share computed as of the time at which the Surviving Series’ net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933 (the “1933 Act”).

4. Valuation of Assets. The value of the assets of the Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Series to be transferred to the Surviving Series shall be computed by the Acquired Series. In determining the value of the securities transferred by the Acquired Series to the Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Series, provided that such determination shall be subject to the approval of the Surviving Series. The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

5. Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on September 18, 2015, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Series (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of the Acquired Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

6. Liquidation of the Acquired Series and Cancellation of Shares. At the Closing Date, the Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by the Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares and in complete liquidation of the Acquired Series. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Series in the name of each shareholder of the Acquired Series that represents the respective number of Surviving Series Shares due such shareholder. All of the issued and outstanding shares of the Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares. The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Series.

7. Representations and Warranties of the Surviving Series. The Surviving Series represents and warrants to the Acquired Series as follows:

(a) The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b) The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series. The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series. The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d) The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and assuming due authorization, execution and delivery by the Fund, on behalf of the Acquired Series, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The audited financial statements of the Surviving Series as of October 31, 2014 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

(f) Since October 31, 2014, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g) The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h) Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement. The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i) Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Series’ knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k) For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l) The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m) The information statement and prospectus and statement of additional information (collectively, the “Information Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Representations and Warranties of the Acquired Series. The Acquired Series represents and warrants to the Surviving Series as follows:

(a) The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b) The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series. The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d) The audited financial statements of the Acquired Series as of October 31, 2014, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e) Since October 31, 2014, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f) The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g) The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and assuming due authorization, execution and delivery by the Fund, on behalf of the Surviving Series, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement. The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k) As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Series’ knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m) The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such

Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9. Covenants of the Surviving Series and the Acquired Series.

(a) The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b) The Acquired Series will assist the Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series shares.

(c) Subject to the provisions of this Agreement, the Surviving Series and the Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Series shall furnish the Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(e) On or before the Closing Date, the Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

10. Conditions Precedent to Obligations of the Surviving Series. The obligations of the Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i) The Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Series and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Series, is a valid and binding obligation of the Acquired Series enforceable against the Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Series is a party or by which any properties belonging to the Acquired Series may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Series or any of its respective properties or assets and the Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Series’ registration statement, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Acquired Series shall have delivered to the Surviving Series at the Closing Date the Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Acquired Series as to the aggregate asset value of the Acquired Series’ portfolio securities.

(d) On the Closing Date, the Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Series prior to or at the Closing Date and the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11. Conditions Precedent to Obligations of the Acquired Series. The obligations of the Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Series, covering the following points:

(i) The Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Surviving Series and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Series, is a valid and binding obligation of the Surviving Series enforceable against the Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Series is a party or by which any properties belonging to the Surviving Series may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Series or any of its respective properties or assets and the Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to the Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Series has any statutory preemptive rights in respect thereof.

(viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) On the Closing Date, the Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Series prior to or at the Closing Date and the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of the Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12. Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Fund’s Board of Directors, on behalf of each of the Acquired Series and Surviving Series, shall have approved this Agreement.

(b) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Acquired Series, provided that either party hereto may for itself waive any of such conditions.

(d) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Series and the Acquired Series substantially to the effect that with respect to the Acquired Series and the Surviving Series for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Series and the Surviving Series will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Series upon the transfer of all of its assets to the Surviving Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of all of the liabilities of the Acquired Series or upon the distribution of Surviving Series Shares to shareholders of the Acquired Series.

(iii) No gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Acquired Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of the liabilities of the Acquired Series.

(iv) The tax basis of the assets of the Acquired Series received by the Surviving Series will be the same as the tax basis of such assets to the Acquired Series immediately prior to the exchange, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series upon the exchange.

(v) The holding period of the assets of the Acquired Series received by the Surviving Series will include the period during which such assets were held by the Acquired Series.

(vi) No gain or loss will be recognized by the shareholders of the Acquired Series upon the exchange of their shares of the Acquired Series for Surviving Series Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Surviving Series Shares received by each shareholder of the Acquired Series (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Series shares exchanged immediately prior to the Reorganization.

(viii) The holding period of the Surviving Series Shares received by the shareholders of the Acquired Series (including fractional shares to which they may be entitled) will include the holding period of the Acquired Series shares surrendered in exchange therefor, provided that the Acquired Series shares were held as a capital asset as of the Closing Date of the Reorganization.

(ix) The Surviving Series will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Series or the Surviving Series with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Series’ taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Series shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Series and Surviving Series will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Series nor the Acquired Series may waive the conditions set forth in this Section 12(e).

13. Closing Date of the Reorganization. The exchange of the Acquired Series’ assets for the Surviving Series Shares shall be effective as of opening of business on September 21, 2015, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14. Termination.

(a) This Agreement may be terminated by the mutual agreement of the Surviving Series and the Acquired Series. In addition, either the Surviving Series or the Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Series’ or Surviving Series’ shareholders;

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers, to the other party. In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15. Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Series; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

16. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

17. Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series: [NAME] [TITLE] Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	Surviving Series: [NAME] [TITLE] Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450

18. Fees and Expenses.

(a) Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by the Acquired Series. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Acquired Series agrees that all such fees and expenses so borne and paid, shall be paid directly by Acquired Series to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Series or the Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code. Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 18(b).

19. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Surviving Series and Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MANNING & NAPIER FUND, INC., ON BEHALF OF THE TARGET 2010 SERIES

By:
Name:
Title:

MANNING & NAPIER FUND, INC., ON BEHALF OF THE TARGET INCOME SERIES

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), MANNING & NAPIER ADVISORS, LLC

By:
Name:
Title:

MANNING & NAPIER FUND, INC.

TARGET INCOME SERIES

STATEMENT OF ADDITIONAL INFORMATION

July [    ], 2015

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Information Statement/Prospectus dated July [    ], 2015 relating to the proposed reorganization of the Target 2010 Series, a series of Manning & Napier Fund, Inc. (the “Fund”), into the Target Income Series, a separate series of the Fund. You may obtain copies of the Information Statement/Prospectus by calling 1-800-466-3863 or by sending a written request to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information of the Fund relating to the Target 2010 Series and Target Income Series (together, the “Series”), dated March 1, 2015, as supplemented from time to time.

2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Series included in the Fund’s Annual Report for the fiscal year ended October 31, 2014 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

3. The unaudited financial statements of the Series included in the Fund’s Semi-Annual Report for the period ended April 30, 2015 (the “Semi-Annual Report”). No other parts of the Semi-Annual Report are incorporated herein by reference.

A. General Information	3
B. Additional Information About the Target 2010 Series and the Target Income Series	3
C. Financial Statements	3
D. Pro Forma Financial Information (Unaudited)	3

A. General Information

The Board of Directors of the Fund has approved an Agreement and Plan of Reorganization, which contemplates the transfer of all the assets and liabilities of the Target 2010 Series to the Target Income Series in exchange for shares of the Target Income Series.

After the transfer of all its assets and liabilities in exchange for shares of the Target Income Series, the Target 2010 Series will distribute the shares to its shareholders in liquidation of the Target 2010 Series. Each Shareholder of the Target 2010 Series will receive a number of full and fractional shares of the corresponding class in the Target Income Series equal in value to the value of such Shareholder’s shares of the Target 2010 Series, as of the closing date of the reorganization, and will receive any unpaid dividends or distributions on shares of the Target 2010 Series that were declared at or before the closing of the reorganization. The Target Income Series will establish an account for each former shareholder of the Target 2010 Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Target 2010 Series for each shareholder. In connection with the reorganization, all outstanding shares of the Target 2010 Series will be cancelled, and the Target 2010 Series will wind up its affairs and be terminated. For further information about the reorganization, see the Information Statement/Prospectus.

B. Additional Information about the Target 2010 Series and the Target Income Series

The Statement of Additional Information of the Fund relating to the Series, dated March 1, 2015, as supplemented from time to time, is hereby incorporated herein by reference.

C. Financial Statements

Historical financial information regarding the Series is incorporated herein by reference as follows:

1. the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Series included in the Annual Report are hereby incorporated herein by reference to the Annual Report. No other parts of the Annual Report are incorporated herein by reference; and

2. The unaudited financial statements of the Series included in the Semi-Annual Report are hereby incorporated herein by reference to the Semi-Annual Report. No other parts of the Semi-Annual Report are incorporated herein by reference.

D. Pro Forma Financial Information (Unaudited)

The following unaudited pro forma combined financial statements are intended to present the financial condition and related results of operations of the Target Income Series as if the reorganization had occurred on April 30, 2015. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred on April 30, 2015.

3

Pro Forma Condensed Combined Statement of Investments

Target 2010 Series and Target Income Series

As of April 30, 2015 (unaudited)

		Acquired		Acquiring
						Target Income Series Pro Forma
		Target 2010 Series		Target Income Series		Combined
	% of Net Assets	Shares	Value	Shares	Value	Shares	Value
AFFILIATED INVESTMENT COMPANIES
Manning & Napier Pro-Blend® Conservative Term Series - Class I	100.2%	3,906,225	$41,210,673	6,113,100	$64,493,201	10,019,325	$105,703,874
TOTAL AFFILIATED INVESTMENT COMPANIES
			$41,210,673		$64,493,201		$105,703,874
LIABILITIES, LESS OTHER ASSETS	-0.2%		$(214,190)		$(18,324)		$(232,514)

NET ASSETS	100.0%		$40,996,483		$64,474,877		$105,471,360

TOTAL INVESTMENTS AT COST			$41,756,936		$66,199,154		$107,956,090

See Notes to Pro Forma Condensed Combined Financial Statements.

4

Pro Forma Condensed Combined Statement of Assets and Liabilities

Target 2010 Series and Target Income Series

As of April 30, 2015 (unaudited)

	Acquired	Acquiring

	Target 2010 Series	Target Income Series	Pro Forma Adjustments		Target Income Series Pro Forma Combined

ASSETS:
Total investments in Underlying Series at Value	$41,210,673	$64,493,201	$-		$105,703,874
Receivable from Advisor	9,265	8,994	-		18,259
Receivable for shares of Underlying Series sold	-	71,387	-		71,387
Receivable for fund shares sold	11,090	23,801	-		34,891
Prepaid expenses	18,921	19,044	-		37,965

TOTAL ASSETS	41,249,949	64,616,427	-		105,866,376

LIABILITIES:
Accrued distribution and service (Rule 12b-1) fees	5,224	10,881	-		16,105
Accrued fund accounting and administration fees	20,639	20,892	-		41,531
Accrued transfer agent fees	3,085	3,471	-		6,556
Accrued Chief Compliance Officer service fees	384	384	-		768
Payable for fund shares repurchased	203,760	95,184	-		298,944
Audit fees payable	8,282	8,302	-		16,584
Payable for shares of Underlying Series purchased	10,913	-	-		10,913
Other payables and accrued expense	1,179	2,436	-		3,615

TOTAL LIABILITIES	253,466	141,550	-		395,016

TOTAL NET ASSETS	$40,996,483	$64,474,877	$-		$105,471,360

NET ASSETS CONSIST OF:
Capital Stock	42,752	64,409	-		107,161
Additional paid-in-capital	39,717,315	62,106,012	-		101,823,327
Undistributed net investment loss	(563,470)	(854,023)	-		(1,417,493)
Accumulated net realized gain on Underlying Series	2,346,149	4,864,432	-		7,210,581
Net unrealized depreciation on Underlying Series	(546,263)	(1,705,953)	-		(2,252,216)

TOTAL NET ASSETS	$40,996,483	$64,474,877	$-		$105,471,360

Class K
Net Assets	$23,275,675	$48,453,939			$71,729,614
Shares Outstanding	2,431,699	4,842,232	(106,888	) (1)	7,167,043
Net Asset Value per share	$9.57	$10.01			$10.01

Class R
Net Assets	$917,980	$2,113,395			$3,031,375
Shares Outstanding	96,736	213,898	(3,819	) (1)	306,815
Net Asset Value per share	$9.49	$9.88			$9.88

Class I
Net Assets	$16,802,828	$13,907,543			$30,710,371
Shares Outstanding	1,746,745	1,384,787	(73,071	) (1)	3,058,461
Net Asset Value per share	$9.62	$10.04			$10.04

(1) Reflects the capitalization adjustments to the Shares Outstanding of each Class (see Note 4).

See Notes to Pro Forma Condensed Combined Financial Statements.

5

Pro Forma Condensed Combined Statement of Operations

Target 2010 Series and Target Income Series

For the Twelve Months Ended April 30, 2015 (unaudited)

	Acquired	Acquiring

	Target 2010 Series	Target Income Series	Pro Forma Adjustments		Target Income Series Pro Forma Combined

INVESTMENT INCOME:
Income distributions from Underlying Series	$959,874	$1,545,012	$-		$2,504,886
EXPENSES:
Distribution and services (Rule 12b-1) fees (Class K)	76,200	129,894	-		206,094
Distribution and services (Rule 12b-1) fees (Class R)	17,195	62,063	-		79,258
Fund accounting and administration fees	41,603	42,201	(40,000	) (1)	43,804
Transfer agent fees	6,148	7,227	-		13,375
Chief Compliance Officer service fees	3,162	3,162			6,324
Directors’ fees	208	406	-		614
Registration and filing fees	36,527	39,455	(36,527	) (1)	39,455
Audit fees	15,577	15,705	(15,577	) (1)	15,705
Custodian fees	3,787	1,893	-		5,680
Miscellaneous	8,342	13,191	-		21,533

Total Expenses	208,749	315,197	(92,104)		431,842
Less reduction of expenses	(90,631)	(84,852)	92,104		(83,379)

Net Expenses	118,118	230,345	-		348,463

NET INVESTMENT INCOME	841,756	1,314,667	-		2,156,423

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES
Net realized gain on Underlying Series	(442,279)	1,340,914	-		898,635
Distributions of realized gains from Underlying Series	3,119,722	4,310,568	-		7,430,290
Net change in unrealized depreciation on Underlying Series	(2,486,082)	(5,251,806)	-		(7,737,888)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES	191,361	399,676	-		591,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,033,117	$1,714,343	$-		$2,747,460

(1) Decrease in expense based on the elimination of redundant fees for the Pro Forma Combined

See Notes to Pro Forma Condensed Combined Financial Statements.

6

Notes to the Pro Forma Condensed Combined Financial Statements

(unaudited)

1. Organization

Manning & Napier Fund, Inc. (the “Fund”) is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

These pro forma financial statements relate only to the Target Income Series and Target 2010 Series, (each, the “Series,”). Each Series seeks to achieve its investment objectives by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”) according to a target asset allocation strategy. The Series are designed to provide single investment portfolios that adjust over time to meet the changing risk and return objectives of investors over their expected investment horizon. As the target retirement date approaches, the Series’ portfolios become more conservative with a larger fixed-income investment component.

Each Series is authorized to issue -three classes of shares (Class K, R and I). Each class of shares is substantially the same, except that class-specific -distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Target 2010 Series, (the “Target Fund”) by Target Income Series, (the “Acquiring Fund”). The unaudited Pro Forma Combined Statement of Investments and Combined Statement of Assets and Liabilities reflect the financial position of the Funds at April 30, 2015 and assumed the reorganization occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Funds for the twelve months ended April 30, 2015 and assumed the reorganization occurred at the beginning of the period.

Under the terms of the Plan of Reorganization, the combination of Target Fund and Acquiring Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Target Fund in exchange for shares of Acquiring Fund at net asset value. Following the acquisition, the Acquiring Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. The accompanying pro forma financial statements should be read in conjunction with the financial statements of Acquiring Fund and Target Fund included in their respective semi-annual reports dated April 30, 2015.

3. Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors.

7

Various inputs are used in determining the value of the Series’ assets or liabilities carried at -fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that -is significant to the fair value measurement. -The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

	TARGET INCOME SERIES

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Mutual fund	$64,493,201	$64,493,201	$-	$-

Total Assets	$64,493,201	$64,493,201	$-	$-

	TARGET 2010 SERIES

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Mutual fund	$41,210,673	$41,210,673	$-	$-

Total Assets	$41,210,673	$41,210,673	$-	$-

	TARGET INCOME SERIES COMBINED

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Mutual fund	$105,703,874	$105,703,874	$-	$-

Total Assets	$105,703,874	$105,703,874	$-	$-

There were no Level 2 or Level 3 securities held by either of the Series as of April 30, 2015.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at April 30, 2015, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Target Fund, as of April 30, 2015, divided by the net asset value per share of the shares of Acquiring Fund as of April 30, 2015. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2015:

Class of Shares	Shares of Acquiring Fund Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination

Class K	4,842,232	2,324,811	7,167,043
Class R	213,898	92,917	306,815
Class I	1,384,787	1,673,674	3,058,461

8

5. Use of Estimates

The preparation these pro forma financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the pro forma financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

6. Federal Income Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, for federal income tax purposes. Provided that the Series so qualifies, it will not be subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the pro forma financial statements.

In addition, Target 2010 Series will make any required income or capital gain distributions prior to consummation of this reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

As of April 30, 2015, the gross unrealized appreciation and gross unrealized depreciation based on the cost for federal income tax purposes were as follows:

	Target Income Series	Target 2010 Series	Target Income Series Combined
Cost for federal income tax purposes	$66,202,684	$41,782,669	$107,985,353
Unrealized appreciation	-	-	-
Unrealized depreciation	(1,709,483)	(571,996)	(2,281,479)

Net unrealized depreciation	$(1,709,483)	$(571,996)	$(2,281,479)

At April 30, 2015, Target 2010 Series and Target Income Series had no capital loss carryover.

9

PART C

Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Argonaut Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of

Incorporation

(1)(a)(1)

Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(2)

Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(3)

Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(4)

Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(5)

Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(6)

Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(7)

Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(8)

Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(9)

Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(10)

Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(1)(a)(11)

Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(12)

Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(13)

Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(14)

Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(15)

Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(16)

Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(17)

Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(18)

Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(19)

Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(20)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(21)

Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(22)

Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(23)

Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(24)

Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(1)(a)(25)

Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(26)

Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(27)

Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(1)(a)(28)

Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(1)(a)(29)

Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(1)(a)(30)

Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(31)

Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)

Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(33)

Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(1)(a)(34)

Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

(1)(a)(35)

Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(1)(a)(36)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(1)(a)(37)

Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(1)(a)(38)

Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(1)(a)(39)

Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(40)

Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(41)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(42)

Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(43)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(1)(a)(44)

Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)

Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(46)

Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(1)(a)(47)

Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(1)(a)(48)

Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(1)(a)(49)

Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(1)(a)(50)

Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(1)(a)(51)

Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(1)(a)(52)

Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(1)(a)(53)

Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(1)(a)(54)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(1)(a)(55)

Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(1)(a)(56)

Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)

Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(1)(a)(58)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(1)(a)(59)

Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(1)(a)(60)

Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).

(1)(a)(61)

Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(62)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(63)

Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(1)(a)(64)

Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(65)

Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(66)

Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(1)(a)(67)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)

Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(1)(a)(69)

Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(1)(a)(70)

Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(2) By-Laws
(2)(a)(1)

By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)(a)(2)

By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)(a)(3)

By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(2)(a)(4)

By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(3) Voting Trust Agreement		Not Applicable.

(4) Reorganization Agreement	(4)(a)(1)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5) Instruments Defining rights of Security Holders	(5)(a)(1)

Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contracts
(6)(a)(1)

Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(6)(a)(2)

Restated Schedule A of the Investment Advisory Agreement dated February 9, 2011(incorporated by reference to Exhibit 99.d(1)n to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(6)(a)(3)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Advisors, LLC dated October 1, 2011 (incorporated by reference to Exhibit 99.d(1)b to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(6)(a)(4)

Restated Schedule A of the Investment Advisory Agreement dated December 31, 2011 (incorporated by reference to Exhibit 99.d(1)c to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(6)(a)(5)

Restated Schedule A of the Investment Advisory Agreement dated June 8, 2012 (incorporated by reference to Exhibit 99.d(1)d to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(6)(a)(6)

Restated Schedule A of the Investment Advisory Agreement dated August 1, 2012 (incorporated by reference to Exhibit 99.d(1)e to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(6)(a)(7)

Restated Schedule A of the Investment Advisory Agreement dated December 31, 2012 (incorporated by reference to Exhibit 99.d(1)f to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(6)(a)(8)

Restated Schedule A of the Investment Advisory Agreement dated August 1, 2013 (incorporated by reference to Exhibit 99.d(1)g to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(6)(a)(9)

Restated Schedule A of the Investment Advisory Agreement dated August 21, 2013 (incorporated by reference to Exhibit 99.d(1)h to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(6)(a)(10)

Restated Schedule A of the Investment Advisory Agreement dated December 18, 2013 (incorporated by reference to Exhibit 99.d(1)i to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(6)(a)(11)

Restated Schedule A of the Investment Advisory Agreement dated May 13, 2014 (incorporated by reference to Exhibit 99.d(1)j to Post Effective Amendment No. 145 to the Registration Statement on Form N-1A filed on May 15, 2014 with Accession Number 0001193125-14-200366).

(6)(a)(12)

Restated Schedule A of the Investment Advisory Agreement dated November 18, 2014 (incorporated by reference to Exhibit 99.d(1)k to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(6)(a)(13)

Restated Schedule A of the Investment Advisory Agreement dated March 1, 2015 (incorporated by reference to Exhibit 99.d(l)l to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(6)(a)(14)

Restated Schedule A of the Investment Advisory Agreement dated May 1, 2015 (incorporated by reference to Exhibit 99.d(1)m to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(6)(a)(15)

Restated Schedule A of the Investment Advisory Agreement dated June 1, 2015 (incorporated by reference to Exhibit 99.d(1)n to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

Expense Limitation Agreement	(6)(b)(1)

Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Class C, Target 2020 Series Class I, Class K, Class R, Class C, Target 2010 Series Class I, Class K, Class R, Class C, Target 2030 Series Class I, Class K, Class R, Class C, Target 2040 Series Class I, Class K, Class R, Class C, and Target 2050 Series Class I, Class K, Class R, Class C (incorporated by reference to Exhibit 99.d(3)jj to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(6)(b)(2)

Amended and Restated Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Manning & Napier Fund, Inc. dated February 25, 2010 for the Target Income Series Class I, Class K Class R, Target 2020 Series Class I, Class K, Class R, Target 2010 Series Class I, Class K, Class R, Target 2030 Series Class I, Class K, Class R, Target 2040 Series Class I, Class K, Class R, and Target 2050 Series Class I, Class K, Class R (incorporated by reference to Exhibit 99.d(2)(a)i to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(6)(b)(3)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Advisors, LLC dated October 1, 2011 as filed (incorporated by reference to Exhibit 99.d(2)e to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(7) Underwriting Contracts
(7)(a)(1)

Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(7)(a)(2)

Amended and Restated Distribution Agreement Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.e(4)h to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(7)(a)(3)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.e(1)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(7)(a)(4)

Amended and Restated Distribution Agreement Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.e(1)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(7)(a)(5)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(7)(a)(6)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.e(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(7)(a)(7)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.e(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(7)(a)(8)

Amended and Restated Distribution Agreement Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.e(1)g to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(7)(a)(9)

Amended and Restated Distribution Agreement Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.e(1)h to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(7)(a)(10)

Amended and Restated Distribution Agreement Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.e(1)i to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(7)(a)(11)

Amended and Restated Distribution Agreement Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.e(1)j to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(7)(a)(12)

Amended and Restated Distribution Agreement Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.e(1)k to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(7)(a)(13)

Amended and Restated Distribution Agreement Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.e(1)l to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(8) Bonus or Profit Sharing Contracts		Not Applicable.

(9) Custodian Agreements	(9)(a)(1)

Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10) Rule 18f-3 Plan
(10)(a)(1)

Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(10)(a)(2)

Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(10)(a)(3)

Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(10)(a)(4)

Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(a)(5)

Amended and Restated Rule 18f(3) Schedule A dated May 4, 2010 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(a)(6)

Amended and Restated Rule 18f(3) Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.n(1)e to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(10)(a)(7)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.n(1)f to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(10)(a)(8)

Amended and Restated Rule 18f(3) Schedule A dated February 29, 2012 (incorporated by reference to Exhibit 99.n(1)g to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(10)(a)(9)

Amended and Restated Rule 18f(3) Exhibit 3 and Exhibit 5 (incorporated by reference to Exhibit 99.n(1)h to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(10)(a)(10)

Amended and Restated Rule 18f(3) Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.n(1)i to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(a)(11)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.n(1)j to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(10)(a)(12)

Amended and Restated Rule 18f(3) Schedule A dated September 24, 2012 (incorporated by reference to Exhibit 99.n(1)k to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(10)(a)(13)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.n(1)l to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(10)(a)(14)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.n(1)m to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(10)(a)(15)

Amended and Restated Rule 18f(3) Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.n(1)n to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(10)(a)(16)

Amended and Restated Rule 18f(3) Schedule A dated December 18, 2013 (incorporated by reference to Exhibit 99.n(1)o to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(10)(a)(17)

Amended and Restated Rule 18f(3) Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.n(1)p to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(a)(18)

Amended and Restated Rule 18f(3) Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.n(1)q to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(a)(19)

Amended and Restated Rule 18f(3) Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.n(1)r to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(10)(a)(20)

Amended and Restated Rule 18f(3) Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.n(1)s to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10)(a)(21)

Amended and Restated Rule 18f(3) Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.n(1)t to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

Rule 12b-1 Plan	(10)(b)(1)

Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(10)(b)(2)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(b)(3)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)b to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(b)(4)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(b)(5)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 6, 2014 (incorporated by reference to Exhibit 99.m(3)d to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(b)(6)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated November 18, 2014 (incorporated by reference to Exhibit 99.m(3)e to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(11) Legal Opinion		Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant is filed herewith.

(12) Tax Opinion		Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters is filed herewith.

(13) Other Material Contracts
	(13)(a)(1)	Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.
(13)(a)(2)

Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(13)(a)(3)

Amendment to the Master Services Agreement Schedule A, dated November 16, 2001 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(13)(a)(4)

Amendment No.2 to Master Services Agreement dated November 1, 2003 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(13)(a)(5)

Amendment No.3 to Master Services Agreement dated November 12, 2007 (incorporated by reference to Exhibit 99.h(2)d to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(13)(a)(6)

Amendment No. 4 to Master Services Agreement dated March 28, 2008 (incorporated by reference to Exhibit 99.h(2)e to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(13)(a)(7)

Amendment No. 5 to Master Services Agreement dated November 1, 2008 (incorporated by reference to Exhibit 99.h(2)f to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(13)(a)(8)

Amendment No. 6 to Master Services Agreement dated November 7, 2009 (incorporated by reference to Exhibit 99.h(1)g to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(13)(a)(9)

Amendment No. 7 to Master Services Agreement dated May 11, 2011(incorporated by reference to Exhibit 99.h(1)h to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(13)(a)(10)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc., and Manning & Napier Advisors, LLC dated October 1, 2011 as filed (incorporated by reference to Exhibit 99.d(2)e to Post Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(13)(a)(11)

Amendment No. 8 to the Master Services Agreement dated November 14, 2012 (incorporated by reference to Exhibit 99.h(1)j to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(13)(a)(12)

Master Services Agreement dated November 1, 2014 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1)k to Post Effective Amendment No. 155 to the Registration Statement on Form N-1A as filed on November 6, 2014 with Accession number 0001193125-14-400774).

(14) Other Opinions and Consents
	(14)(a)(1)	Consent of PricewaterhouseCoopers LLP is filed herewith.
	(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney
(16)(a)(1)

Powers of Attorney dated November 21, 2002 for Martin F. Birmingham, Harris H. Rusitzky, Peter L. Faber, Stephen B. Ashley (incorporated by reference to Exhibit 99.q to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(16)(a)(2)

Power of Attorney dated January 10, 2008 for Paul A. Brooke (incorporated by reference to Exhibit 99.q(1) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(16)(a)(3)

Power of Attorney dated August 22, 2012 for Chester N. Watson as (incorporated by reference to Exhibit EX-99.q(2) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(16)(a)(4)

Resolution adopted by the Board of Directors of the Manning & Napier Fund, Inc. on May 28, 2015 and Power of Attorney dated May 28, 2015 for B. Reuben Auspitz (incorporated by reference to Exhibit 99.q(3) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(17) Code of Ethics
(17)(a)(1)

Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 2010 (incorporated by reference to Exhibit 99. p(3) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(17)(a)(2)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 2010 (incorporated by reference to Exhibit 99. p(3)a to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(17)(a)(3)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 1, 2011(incorporated by reference to Exhibit 99.p(1)b to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(17)(a)(4)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated April 10, 2012 (incorporated by reference to Exhibit 99.p(1)c to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(17)(a)(5)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2012 (incorporated by reference to Exhibit 99.p(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(17)(a)(6)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated October 1, 2012 (incorporated by reference to EX-99.p(1)e to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(17)(a)(7)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2013 (incorporated by reference to Exhibit 99.p(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(17)(a)(8)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2014 (incorporated by reference to Exhibit 99.p(1)g to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

Additional Materials	(17)(b)(1)

Prospectus dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A as filed on February 27, 2015 with Accession number 0001193125-15-069104).

(17)(b)(2)

Supplement dated March 10, 2015 to the Prospectus dated March 1, 2015 for the Target 2010 Series (incorporated by reference to definitive materials filed on March 10, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-084438).

(17)(b)(3)

Supplement dated April 7, 2015 to the Prospectus dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to definitive materials filed on April 7, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-120878).

(17)(b)(4)

Statement of Additional Information dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A as filed on February 27, 2015 with Accession number 0001193125-15-069104).

(17)(b)(5)

Supplement dated April 7, 2015 to the Statement of Additional Information dated March 1, 2015 for the Target 2010 Series and the Target Income Series (incorporated by reference to definitive materials filed on April 7, 2015 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-15-120869).

(17)(b)(6)

The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Target 2010 Series and the Target Income Series included in the Fund’s Annual Report for the fiscal year ended October 31, 2014 (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR as filed on January 2, 2015, with Accession Number 0001193125-15-000733).

(17)(b)(7)

The unaudited financial statements of the Target 2010 Series and the Target Income Series included in the Fund’s Semi-Annual Report for the period ended April 30, 2015 (incorporated by reference to the Semi-Annual Certified Shareholder Report on Form N-CSRS, as filed on [            ], 2015, with Accession Number [            ]).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Fairport and State of New York, on the 19th day of June, 2015.

Manning & Napier Fund, Inc.
(Registrant)

By *

B. Reuben Auspitz
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
	President, Principal Executive	June 19, 2015
Officer, Director
*
B. Reuben Auspitz
	Director	June 19, 2015

*
Harris H. Rusitzky
	Director	June 19, 2015

*
Peter L. Faber
	Director	June 19, 2015

*
Stephen B. Ashley
	Director	June 19, 2015

*
Paul A. Brooke
	Director	June 19, 2015

*
Chester N. Watson
	Principal Financial Officer, Chief	June 19, 2015
Financial Officer, Treasurer
/s/ Christine Glavin
Christine Glavin

* By:	/s/ Christine Glavin Christine Glavin

Pursuant to powers of attorney dated November 21, 2002, January 10, 2008, August 22, 2012 and May 28, 2015. See Exhibits (16)(a)(1), (16)(a)(2), (16)(a)(3) and (16)(a)(4) of this Registration Statement.

EXHIBIT INDEX

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant.

(12) Form of Opinion of Morgan, Lewis & Bockius LLP regarding tax matters

(14)(a)(1) Consent of PricewaterhouseCoopers LLP

(14)(a)(2) Consent of Morgan, Lewis & Bockius LLP